Discontinued Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations

Note 16 - Discontinued Operations

In accordance with ASC 205-20 Presentation of Financial Statements: Discontinued Operations, a disposal of a component of an entity or a group of components of an entity is required to be reported as discontinued operations if the disposal represents a strategic shift that has (or will have) a major impact on an entity’s operations and financial results when the components of an entity meets the criteria in ASC paragraph 205-20-45-10. In the period in which the component meets the held for sale or discontinued operations criteria the major assets, other assets, current liabilities and non-current liabilities shall be reported as a component of total assets and liabilities separate from those balances of the continuing operations. At the same time, the results of all discontinued operations, less applicable income taxes (benefit), shall be reported as components of net income (loss) separate from the income (loss) of continuing operations.

In June 2022, the Company’s board of directors authorized management to enter into negotiations to sell MTS. The Company negotiated a Share and Asset Purchase Agreement which was completed on December 31, 2022. The majority of the assets of the primary reporting unit within MTS were sold. The assets and liabilities remaining post transaction are in the process of winding down subsequent to the year ended December 31, 2022. Accordingly, the assets and liabilities of the MTS business are separately reported as assets and liabilities from discontinued operations as of March 31, 2023 and December 31, 2022. The results of operations and cash flows of MTS for all periods are separately reported as discontinued operations.

The Company negotiated a Share and Asset Purchase Agreement with the transaction completed on December 31, 2022.

Prior to the sale of MTS on December 31, 2022, the Enterprise TEM operating segment’s performance obligations are satisfied either overtime (managed services and maintenance) or at a point in time (software licenses). Professional services rendered after implementation are recognized as performed. Software license revenue is recognized when the customer has access to the license and the right to use and benefit from the license. Many of the Enterprise TEM operating segment’s agreements include software license bundled with maintenance and supports. The Company allocates the transaction price for each contract to each performance obligation identified in the contract based on the relative standalone selling price (SSP). The Company determines SSP for the purposes of allocating the transaction price to each performance obligation by considering several external and internal factors including, but not limited to, transactions where the specific element sold separately, historical actual pricing practices in accordance with ASC 606, Revenues from Contracts with Customers. The determination of SSP requires the exercise of judgement. For maintenance and support, the Company determines the SSP based on the price at which the Company sells a renewal contract.

A reconciliation of the major classes of line items constituting the loss from discontinued operations, net of income taxes as presented in the condensed consolidated statements of operations for the three months ended March 31, 2023 (unaudited) is summarized in the table below.

Summary Reconciliation of Discontinued Operations

	Three months ended March 31, 2023	Three months ended March 31, 2022

Revenues	$-	$933,000

Cost of Revenues	8,000	535,000

Gross Profit	(8,000)	398,000

Operating Expenses
Selling, general, and administrative expenses	129,000	498,000
Total operating expenses	129,000	498,000

Operating Loss	(137,000)	(100,000)

Other Income and Expense	(7,000)	(7,000)
Total other income and expense	(7,000)	(7,000)

Loss Before Income Taxes	(144,000)	(107,000)

Provision for income tax expenses	1,000	1,000

Loss from discontinued operations	$(145,000)	(108,000)

The following table presents a reconciliation of the carrying amounts of major classes of assets and liabilities of the Company classified as discontinued operations as of March 31, 2023 (unaudited) and December 31, 2022:

	March 31, 2023 (Unaudited)	December 31, 2022
Carrying amounts of major classes of assets included as part of discontinued operations:

Current Assets
Cash	$313,000	$648,000
Accounts receivable, net of allowance	79,000	191,000
Prepaid expenses and other current assets	155,000	187,000
Equipment, net	3,000	5,000
Other Assets	-	279,000
Total current assets	$550,000	$1,310,000

	March 31, 2023 (Unaudited)	December 31, 2022
Carrying amounts of major classes of liability included as part of discontinued operations:

Current Liabilities
Accrued expenses	$57,573	$374,879
Contract liabilities	2,000	2,000
Other current liabilities	625,927	838,274
Total current liabilities	$685,500	$1,215,153

Note 16 – Discontinued Operation

In accordance with ASC 205-20 Presentation of Financial Statements: Discontinued Operations, a disposal of a component of an entity or a group of components of an entity is required to be reported as discontinued operations if the disposal represents a strategic shift that has (or will have) a major impact on an entity’s operations and financial results when the components of an entity meets the criteria in ASC paragraph 205-20-45-10. In the period in which the component meets the held for sale or discontinued operations criteria the major assets, other assets, current liabilities and non-current liabilities shall be reported as a component of total assets and liabilities separate from those balances of the continuing operations. At the same time, the results of all discontinued operations, less applicable income taxes (benefit), shall be reported as components of net income (loss) separate from the income (loss) of continuing operations.

In June 2022, the Company’s Board of Directors approved management to enter into negotiations to sell MTS. The Company negotiated a Share and Asset Purchase Agreement with the transaction completed on December 31, 2022. The majority of the assets of the primary reporting unit within MTS were sold. The assets and liabilities remaining post transaction are in the process of winding down subsequent to the year ended December 31, 2022. Accordingly, the assets and liabilities of the MTS business are separately reported as assets and liabilities from discontinued operations as of December 31, 2022 and December 31, 2021. The results of operations and cash flows of MTS for all periods are separately reported as discontinued operations.

The Company’s Enterprise TEM operating segment entered into contracts with customers to license the rights to use its software products and to provide maintenance, hosting and managed services, support and training to customers. Certain software licenses require customization. The Company sells its products directly to end-users and indirectly through resellers and operating equipment managers, who are considered end users. In June 2022, the Company’s Board of Directors approved management to enter into negotiations to sell MTS. The Company negotiated a Share and Asset Purchase Agreement with the transaction completed on December 31, 2022.

The Enterprise TEM operating segment’s performance obligations are satisfied either overtime (managed services and maintenance) or at a point in time (software licenses). Professional services rendered after implementation are recognized as performed. Software license revenue is recognized when the customer has access to the license and the right to use and benefit from the license. Many of the Enterprise TEM operating segment’s agreements include software license bundled with maintenance and supports. The Company allocates the transaction price for each contract to each performance obligation identified in the contract based on the relative standalone selling price (SSP). The Company determines SSP for the purposes of allocating the transaction price to each performance obligation by considering several external and internal factors including, but not limited to, transactions where the specific element sold separately, historical actual pricing practices in accordance with ASC 606, Revenues from Contracts with Customers. The determination of SSP requires the exercise of judgement. For maintenance and support, the Company determines the SSP based on the price at which the Company sells a renewal contract.

In accordance with the approval by the Company’s Board of Directors to sell MTS, management undertook an impairment assessment of MTS’ intangible assets and goodwill. Management concluded that the intangible assets of customer relationships and developed technology and its goodwill were impaired and recorded an impairment charge of $1,224,671 in the results for the twelve months ended December 31, 2022, as adjusted post-sale transaction. The impairment charge was determined based on an assessment of the realization of assets, the ultimate disposition of liabilities and the related carrying value of assets. The impairment charge has been included in the Income from Discontinued Operations, net of tax line item in the consolidated statement operations for the year ended December 31, 2022.

A reconciliation of the major classes of line items constituting the loss from discontinued operations, net of income taxes as presented in the consolidated statements of operations for the twelve months ended December 31, 2022 and 2021 is summarized in the table below.

	2022	2021
Revenues	$3,734,000	$1,515,848
Cost of Revenues	1,900,000	933,986
Gross Profit	1,834,000	581,862

Operating Expenses
Selling, general, and administrative expenses	1,515,000	1,032,042
Goodwill and intangible asset impairment expenses	1,224,000	21,722,213

Total operating expenses	2,739,000	22,754,255

Operating Loss from Discontinued Operations	(905,000)	(22,172,393)

Other Income and Expense
Interest income	6,000	-
Gain on disposal of subsidiary	997,000	-
Total other income and expense	1,003,000	-

Net Income Before Income Taxes from discontinued operations	98,000	(22,172,393)
Provision for income tax expenses for discontinued operations	27,976	1,912
Net Income (Loss)	$70,024	$(22,174,305)

The following table presents a reconciliation of the carrying amounts of major classes of assets and liabilities of the Company classified as discontinued operations as of December 31, 2022 and December 31, 2021. Included in total assets as of December 31, 2022 and 2021 is a deferred tax asset of $6,683 and $7,474, respectively, each of which had a full valuation allowance, for a net effect of zero.

Carrying amounts of major classes of assets included as part of discontinued operations:

	December 31, 2022	December 31, 2021
Current Assets
Cash	$648,000	$690,181
Restricted cash	-	1,025,029
Accounts receivable, net of allowance	191,000	137,405
Prepaid expenses and other current assets	187,000	248,594
Equipment, net	5,000
Other assets	279,000
Total current assets	$1,310,000	$2,101,209
Non-current assets
Equipment, net	-	$16,505
Other assets	-	283,632
Intangibles and goodwill	-	1,287,921
Total non-current assets	$-	$1,588,058

Carrying amounts of major classes of liability included as part of discontinued operations

	December 31, 2022	December 31, 2021
Current liabilities
Accrued expenses	$374,879	$1,902,477
Contract liabilities	2,000	896,933
Other current liabilities	838,274	534,323
Total current liabilities	$1,215,153	$3,333,733

Non-current liabilities
Other long-term liabilities	-	365,977
Total liabilities	$1,215,213	$3,699,710

Total assets and liabilities of discontinued operations are presented as current assets from discontinued operations and current liabilities from discontinued operations as of December 31, 2022 on the consolidated balance sheets. Included in the consolidated statement of cash flows for the years ended December 31, 2022 and 2021 were the following, respectively: net cash generated by (used for) operating activities – discontinued operations of $533,133 and ($215,879), net cash generated by (used for) investing activities – discontinued operations of ($10,423) and $1,932,000, net cash generated by financing activities, zero and zero, respectively.